Summary of Gold Royalty Corp. and its Wholly-Owned Subsidiaries (Details)	Dec. 31, 2025	Dec. 31, 2024
Ely Gold Royalties Inc [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%	100.00%
Nevada Select Royalty, Inc. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%	100.00%
Ren Royalties LLC [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%	100.00%
VEK Associates [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%	100.00%
Gold Royalty Holdings Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%	100.00%
Groyco Mex, S A De C V [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%	100.00%